Financial risk management objectives and policies - Concentration of credit risk table (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of credit risk exposure [line items]
Revenue	$ 43,211	$ 11,753	$ 15,623
Percentage of entity's revenue	100.00%	100.00%	100.00%
A [Member]
Disclosure of credit risk exposure [line items]
Revenue	$ 7,726	$ 0	$ 0
Percentage of entity's revenue	18.00%	0.00%	0.00%
B [Member]
Disclosure of credit risk exposure [line items]
Revenue	$ 4,571	$ 0	$ 0
Percentage of entity's revenue	11.00%	0.00%	0.00%
C [Member]
Disclosure of credit risk exposure [line items]
Revenue	$ 0	$ 751	$ 3,476
Percentage of entity's revenue	0.00%	6.00%	22.00%
Other [Member]
Disclosure of credit risk exposure [line items]
Revenue	$ 30,914	$ 11,002	$ 12,147
Percentage of entity's revenue	71.00%	94.00%	78.00%